Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Subsequent Event
On March 16, 2020, the Company announced that in light of the uncertainty created by the effects of COVID-19, the annual cash retainer for each independent director serving on the Company’s board of directors would be temporarily reduced by 25% and would continue in effect until the board of directors determined in its discretion that the effects of COVID-19 had subsided. The Company also disclosed at that time that any amounts relinquished pursuant to the reduction in fees may be paid in the future, as determined by the board of directors in its discretion. On August 3, 2020, the Company announced that for fiscal year 2020, the independent directors will receive the full value of their annual cash retainer (without reduction). However, all remaining quarterly installments of the annual cash retainer (and any additional cash retainers for committee service or service as lead director), will instead be paid in either fully vested shares of common stock or LTIP units (at each director’s election). The board of directors currently intends to continue paying the value of all cash retainers to independent directors in the form of equity through the Company’s 2021 Annual Meeting of Stockholders, at which time the board of directors currently intends to re-examine the program.
Subsequent Events
On January 9, 2020, we refinanced our $43.8 million mortgage loan, secured by the Le Pavillon in New Orleans, Louisiana. In connection with the refinance we repaid $6.8 million on the existing loan. The new mortgage loan totals $37.0 million. The new mortgage loan is interest only and provides for an interest rate of LIBOR + 3.4%. The stated maturity is January 2023 with two one-year extension options, subject to the satisfaction of certain conditions. The mortgage loan is secured by the Le Pavillon.
On March 9, 2020, the Company completed the sale of the Crowne Plaza in Annapolis, Maryland for approximately $5.1 million. As of December 31, 2019, the carrying value of the building and FF&E was approximately $5.3 million at December 31, 2019. This hotel property is subject to a ground lease with a below-market component with a carrying value of $(3.2) million at December 31, 2019. The combined carrying value of the hotel property at December 31, 2019 was approximately $2.2 million.